Financial Instruments - Foreign exchange risk management (Details) - Foreign exchange risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivatives - cash flow hedging instruments
Financial instruments
Notional amount	€ 190,707	€ 134,637
Derivatives, maturity	14 months
Derivatives - not designated as hedging instruments
Financial instruments
Notional amount	€ 854,528	€ 1,537,416